UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22662

Short Duration High Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2015

Date of Reporting Period

Item 1. Reports to Stockholders

Short Duration High Income Portfolio

April 30, 2015

Portfolio of Investments (Unaudited)

Corporate Bonds & Notes — 83.2%

Security	Principal Amount (000’s omitted)	Value

Aerospace — 0.1%
Bombardier, Inc., 5.50%, 9/15/18(1)	$70	$71,050

		$71,050

Air Transportation — 2.3%
US Airways Group, Inc., 6.125%, 6/1/18	$1,250	$1,317,969

		$1,317,969

Automotive & Auto Parts — 2.1%
FCA US, LLC/CG Co-Issuer, Inc., 8.00%, 6/15/19	$200	$209,760
General Motors Financial Co., Inc., 2.75%, 5/15/16	175	177,538
Schaeffler Holding Finance B.V., 6.875%, 8/15/18(1)(2)	750	786,562

		$1,173,860

Broadcasting — 3.8%
AMC Networks, Inc., 7.75%, 7/15/21	$1,000	$1,095,000
Crown Media Holdings, Inc., 10.50%, 7/15/19	1,000	1,068,750

		$2,163,750

Building Materials — 1.1%
Interline Brands, Inc., 10.00%, 11/15/18(2)	$586	$616,765

		$616,765

Cable / Satellite TV — 3.3%
CCO Holdings, LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	$500	$520,275
CSC Holdings, LLC, 7.875%, 2/15/18	500	566,250
DISH DBS Corp., 4.625%, 7/15/17	750	774,375

		$1,860,900

Capital Goods — 1.0%
Case New Holland Industrial, Inc., 7.875%, 12/1/17	$500	$552,935

		$552,935

Chemicals — 0.9%
Ashland, Inc., 3.00%, 3/15/16	$500	$504,688

		$504,688

Consumer Products — 1.8%
Alphabet Holding Co., Inc., 7.75%, 11/1/17(2)	$1,000	$997,500

		$997,500

Security	Principal Amount (000’s omitted)	Value

Containers — 2.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 3.271%, 12/15/19(1)(3)	$1,000	$990,000
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc., 5.625%, 12/15/16(1)	250	253,750

		$1,243,750

Diversified Financial Services — 11.2%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 2.75%, 5/15/17(1)	$1,000	$998,750
Air Lease Corp., 5.625%, 4/1/17	750	803,437
Ally Financial, Inc., 8.00%, 12/31/18	250	283,125
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16(1)	1,278	1,305,157
CIT Group, Inc., 5.25%, 3/15/18	905	940,295
Icahn Enterprises, LP/Icahn Enterprises Finance Corp., 3.50%, 3/15/17	500	503,750
International Lease Finance Corp., 2.221%, 6/15/16(3)	500	499,375
International Lease Finance Corp., 8.75%, 3/15/17	450	501,120
Navient Corp., 4.625%, 9/25/17	250	255,000
Navient Corp., 6.00%, 1/25/17	250	263,438

		$6,353,447

Diversified Media — 0.9%
IAC/InterActiveCorp, 4.875%, 11/30/18	$500	$520,000

		$520,000

Energy — 6.5%
American Energy-Permian Basin, LLC/AEPB Finance Corp., 6.779%, 8/1/19(1)(3)	$500	$377,500
Chesapeake Energy Corp., 3.525%, 4/15/19(3)	1,000	962,500
Chesapeake Energy Corp., 7.25%, 12/15/18	250	269,375
Sabine Pass LNG, LP, 7.50%, 11/30/16	1,000	1,070,100
Seadrill, Ltd., 6.50%, 10/5/15	1,000	1,010,000

		$3,689,475

Entertainment / Film — 0.9%
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/1/18(1)	$500	$518,750

		$518,750

Food / Beverage / Tobacco — 1.9%
Constellation Brands, Inc., 7.25%, 9/1/16	$1,014	$1,089,949

		$1,089,949

13	See Notes to Financial Statements.

Short Duration High Income Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Gaming — 2.9%
MGM Resorts International, 6.625%, 7/15/15	$500	$504,375
MGM Resorts International, 6.875%, 4/1/16	500	522,500
Station Casinos, LLC, 7.50%, 3/1/21	75	81,187
Studio City Finance, Ltd., 8.50%, 12/1/20(1)	500	507,500

		$1,615,562

Health Care — 5.8%
Alere, Inc., 7.25%, 7/1/18	$900	$959,625
Alere, Inc., 8.625%, 10/1/18	500	520,000
HCA, Inc., 6.50%, 2/15/16	1,250	1,298,437
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/18(1)	500	530,625

		$3,308,687

Homebuilders / Real Estate — 0.9%
iStar Financial, Inc., 3.875%, 7/1/16	$250	$251,875
Realogy Group, LLC/Sunshine Group Florida, Ltd. (The), 3.375%, 5/1/16(1)	250	251,563

		$503,438

Leisure — 1.9%
NCL Corp., Ltd., 5.00%, 2/15/18	$500	$512,500
NCL Corp., Ltd., 5.25%, 11/15/19(1)	55	57,063
Royal Caribbean Cruises, Ltd., 7.25%, 6/15/16	500	531,250

		$1,100,813

Metals / Mining — 0.9%
FMG Resources August 2006 Pty, Ltd., 6.875%, 2/1/18(1)	$222	$230,556
Novelis, Inc., 8.375%, 12/15/17	250	260,312

		$490,868

Restaurants — 1.4%
NPC International, Inc., 10.50%, 1/15/20	$750	$795,000

		$795,000

Services — 3.8%
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 3.012%, 12/1/17(3)	$925	$931,937
BlueLine Rental Finance Corp., 7.00%, 2/1/19(1)	30	30,753
Laureate Education, Inc., 10.00%, 9/1/19(1)	500	490,000
TransUnion, 8.125%, 6/15/18(2)	515	526,588
TransUnion, 9.625%, 6/15/18(2)	170	171,700

		$2,150,978

Security	Principal Amount (000’s omitted)	Value

Super Retail — 4.2%
Michaels FinCo Holdings, LLC/Michaels FinCo, Inc., 7.50%, 8/1/18(1)(2)	$43	$43,914
New Academy Finance Co., LLC/New Academy Finance Corp., 8.00%, 6/15/18(1)(2)	1,295	1,307,950
Petco Animal Supplies, Inc., 9.25%, 12/1/18(1)	1,000	1,053,750

		$2,405,614

Technology — 8.7%
Alcatel-Lucent USA, Inc., 4.625%, 7/1/17(1)	$500	$517,500
Alcatel-Lucent USA, Inc., 8.875%, 1/1/20(1)	250	276,563
Brightstar Corp., 7.25%, 8/1/18(1)	650	694,687
Brightstar Corp., 9.50%, 12/1/16(1)	850	887,187
NXP BV/NXP Funding, LLC, 3.50%, 9/15/16(1)	500	508,750
NXP BV/NXP Funding, LLC, 3.75%, 6/1/18(1)	1,000	1,030,000
SunGard Data Systems, Inc., 7.375%, 11/15/18	1,000	1,041,250

		$4,955,937

Telecommunications — 9.7%
Hughes Satellite Systems Corp., 6.50%, 6/15/19	$250	$275,625
Intelsat Luxembourg SA, 6.75%, 6/1/18	1,500	1,518,750
Level 3 Financing, Inc., 3.826%, 1/15/18(3)	750	758,438
Sprint Communications, Inc., 8.375%, 8/15/17	250	273,750
Sprint Communications, Inc., 9.00%, 11/15/18(1)	1,175	1,339,864
T-Mobile USA, Inc., 5.25%, 9/1/18	275	285,656
Telesat Canada/Telesat, LLC, 6.00%, 5/15/17(1)	1,000	1,018,000

		$5,470,083

Transportation Ex Air / Rail — 0.3%
XPO Logistics, Inc., 7.875%, 9/1/19(1)	$155	$165,657

		$165,657

Utilities — 2.7%
AES Corp. (The), 3.262%, 6/1/19(3)	$1,500	$1,503,750

		$1,503,750

Total Corporate Bonds & Notes (identified cost $47,405,471)		$47,141,175

14	See Notes to Financial Statements.

Short Duration High Income Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Senior Floating-Rate Interests — 13.4%(4)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Publishing / Printing — 1.7%
Cengage Learning Acquisitions, Inc., Term Loan, 7.00%, Maturing 3/31/20	$990	$997,941

		$997,941

Restaurants — 0.9%
NPC International, Inc., Term Loan, 4.00%, Maturing 12/28/18	$497	$496,399

		$496,399

Services — 6.1%
AlixPartners, LLP, Term Loan - Second Lien, 9.00%, Maturing 7/10/21	$2,000	$2,023,126
Hertz Corporation (The), Term Loan, 4.00%, Maturing 3/11/18	495	497,411
Laureate Education, Inc., Term Loan, 5.00%, Maturing 6/15/18	985	957,666

		$3,478,203

Technology — 1.8%
First Data Corporation, Term Loan, 3.682%, Maturing 3/24/17	$1,000	$1,003,125

		$1,003,125

Telecommunications — 2.9%
Asurion, LLC, Term Loan - Second Lien, 8.50%, Maturing 3/3/21	$1,600	$1,624,000

		$1,624,000

Total Senior Floating-Rate Interests (identified cost $7,549,859)		$7,599,668

Convertible Bonds — 0.5%

Security	Principal Amount (000’s omitted)	Value

Health Care — 0.5%
Hologic, Inc., 0.00%, 12/15/43	$250	$294,063

		$294,063

Total Convertible Bonds (identified cost $276,476)		$294,063

Commercial Mortgage-Backed Securities — 0.2%

Security	Principal Amount (000’s omitted)	Value

HILT, Series 2013-HLT, Class EFX, 5.609%, 11/5/30(1)(5)	$120	$123,206

		$123,206

Total Commercial Mortgage-Backed Securities (identified cost $120,143)		$123,206

Short-Term Investments — 1.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.17%(6)	$642	$642,105

		$642,105

Total Short-Term Investments (identified cost $642,105)		$642,105

Total Investments — 98.5% (identified cost $55,994,054)		$55,800,217

Other Assets, Less Liabilities — 1.5%		$868,959

Net Assets — 100.0%		$56,669,176

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

HILT	–	Hilton USA Trust

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2015, the aggregate value of these securities is $16,366,607 or 28.9% of the Portfolio’s net assets.

(2)

Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(3)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2015.

(4)

Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and

15	See Notes to Financial Statements.

Short Duration High Income Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2015.

(6)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2015.

16	See Notes to Financial Statements.

Short Duration High Income Portfolio

April 30, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2015
Unaffiliated investments, at value (identified cost, $55,351,949)	$55,158,112
Affiliated investment, at value (identified cost, $642,105)	642,105
Cash	7,727
Interest receivable	897,854
Interest receivable from affiliated investment	45
Receivable for investments sold	18,095
Total assets	$56,723,938

Liabilities
Payable to affiliates:
Investment adviser fee	$27,737
Trustees’ fees	277
Accrued expenses	26,748
Total liabilities	$54,762
Net Assets applicable to investors’ interest in Portfolio	$56,669,176

Sources of Net Assets
Investors’ capital	$56,863,013
Net unrealized depreciation	(193,837)
Total	$56,669,176

17	See Notes to Financial Statements.

Short Duration High Income Portfolio

April 30, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2015
Interest and other income	$1,451,457
Interest allocated from affiliated investment	696
Expenses allocated from affiliated investment	(85)
Total investment income	$1,452,068

Expenses
Investment adviser fee	$170,677
Trustees’ fees and expenses	1,639
Custodian fee	19,562
Legal and accounting services	22,582
Miscellaneous	2,225
Total expenses	$216,685
Deduct —
Reduction of custodian fee	$9
Total expense reductions	$9

Net expenses	$216,676

Net investment income	$1,235,392

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(251,046)
Investment transactions allocated from affiliated investment	3
Net realized loss	$(251,043)
Change in unrealized appreciation (depreciation) —
Investments	$184,197
Net change in unrealized appreciation (depreciation)	$184,197

Net realized and unrealized loss	$(66,846)

Net increase in net assets from operations	$1,168,546

18	See Notes to Financial Statements.

Short Duration High Income Portfolio

April 30, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
From operations —
Net investment income	$1,235,392	$2,709,998
Net realized gain (loss) from investment transactions	(251,043)	200,878
Net change in unrealized appreciation (depreciation) from investments	184,197	(1,171,954)
Net increase in net assets from operations	$1,168,546	$1,738,922
Capital transactions —
Contributions	$3,000,502	$9,566,264
Withdrawals	(5,311,052)	(9,202,430)
Net increase (decrease) in net assets from capital transactions	$(2,310,550)	$363,834

Net increase (decrease) in net assets	$(1,142,004)	$2,102,756

Net Assets
At beginning of period	$57,811,180	$55,708,424
At end of period	$56,669,176	$57,811,180

19	See Notes to Financial Statements.

Short Duration High Income Portfolio

April 30, 2015

Supplementary Data

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,		Period Ended October 31, 2012(1)
Ratios/Supplemental Data			2014	2013
Ratios (as a percentage of average daily net assets):
Expenses(2)	0.76	%(3)	0.77%	0.80%	0.84	%(3)
Net investment income	4.34	%(3)	4.46%	4.91%	4.90	%(3)
Portfolio Turnover	19	%(4)	65%	92%	50	%(4)

Total Return	2.06	%(4)	2.87%	6.18%	5.00	%(4)

Net assets, end of period (000’s omitted)	$56,669		$57,811	$55,708	$52,467

(1)	For the period from the start of business, February 21, 2012, to October 31, 2012.

(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)	Annualized.

(4)	Not annualized.

20	See Notes to Financial Statements.

Short Duration High Income Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Short Duration High Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2015, Eaton Vance Short Duration High Income Fund, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 19.7%, 68.1% and 12.2%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately.

21

Short Duration High Income Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.60% of the Portfolio’s average daily net assets up to $500 million, and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended April 30, 2015, the Portfolio’s investment adviser fee amounted to $170,677 or 0.60% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $10,528,113 and $11,372,335, respectively, for the six months ended April 30, 2015.

22

Short Duration High Income Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$55,979,757

Gross unrealized appreciation	$380,059
Gross unrealized depreciation	(559,599)

Net unrealized depreciation	$(179,540)

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2015.

6  Credit Risk

The Portfolio primarily invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds & Notes	$—	$47,141,175	$—	$47,141,175
Senior Floating-Rate Interests	—	7,599,668	—	7,599,668
Convertible Bonds	—	294,063	—	294,063
Commercial Mortgage-Backed Securities	—	123,206	—	123,206
Short-Term Investments	—	642,105	—	642,105

Total Investments	$—	$55,800,217	$—	$55,800,217

The Portfolio held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At April 30, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

23

Eaton Vance

Short Duration High Income Fund

April 30, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

24

Eaton Vance

Short Duration High Income Fund

April 30, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance Short Duration High Income Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement of Short Duration High Income Portfolio (the “Portfolio”), the portfolio in which the Fund invests, with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund and the investment advisory agreement for the Portfolio (together, the “investment advisory agreements”).

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board considered the abilities and experience of such investment personnel in making investments in fixed-income securities, including those with below-investment grade ratings and durations of three years or less. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of each Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to the Fund and the Portfolio by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Fund and the Portfolio, including the provision of administrative services.

25

Eaton Vance

Short Duration High Income Fund

April 30, 2015

Board of Trustees’ Contract Approval — continued

The Board noted that under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the period since inception through September 30, 2014 for the Fund. In light of the Fund’s relatively brief operating history, the Board concluded that additional time is required to evaluate Fund performance.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

26

Eaton Vance

Short Duration High Income Fund

April 30, 2015

Officers and Trustees

Officers of Eaton Vance Short Duration High Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Short Duration High Income Portfolio

Michael W. Weilheimer

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Short Duration High Income Fund and Short Duration High Income Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee

**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

27

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

28

Investment Adviser of Short Duration High Income Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Short Duration High Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

14893 4.30.15

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Short Duration High Income Portfolio

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	June 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 16, 2015

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	June 16, 2015